Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	273,232	$109,183,507
TransDigm Group, Inc.	33,142	47,297,943
		156,481,450

Beverages - 0.8%
Celsius Holdings, Inc. (a)	1,563,518	49,031,924

Biotechnology - 4.3%
Alnylam Pharmaceuticals, Inc. (a)	291,107	80,063,158
BioMarin Pharmaceutical, Inc. (a)	467,113	32,833,373
Natera, Inc. (a)	498,501	63,284,702
Neurocrine Biosciences, Inc. (a)	471,315	54,304,914
Sarepta Therapeutics, Inc. (a)	281,977	35,216,108
		265,702,255

Building Products - 1.2%
Fortune Brands Innovations, Inc.	802,049	71,807,447

Capital Markets - 9.2%
Ares Management Corp. - Class A	785,499	122,412,164
Coinbase Global, Inc. - Class A (a)	284,704	50,725,712
Houlihan Lokey, Inc.	370,639	58,568,375
LPL Financial Holdings, Inc.	396,636	92,269,433
Moody's Corp.	184,933	87,767,352
MSCI, Inc.	189,620	110,535,187
The Carlyle Group, Inc.	1,168,590	50,319,485
		572,597,708

Chemicals - 0.9%
Corteva, Inc.	950,732	55,893,534

Commercial Services & Supplies - 4.1%
RB Global, Inc.	1,625,666	130,849,856
Waste Connections, Inc.	693,646	124,037,778
		254,887,634

Construction & Engineering - 0.7%
Quanta Services, Inc.	145,409	43,353,693

Construction Materials - 1.5%
Martin Marietta Materials, Inc.	176,437	94,967,215

Consumer Staples Distribution & Retail - 0.9%
Casey's General Stores, Inc.	145,808	54,781,524

Electrical Equipment - 2.7%
GE Vernova, Inc. (a)	340,019	86,698,045
Vertiv Holdings Co. - Class A	797,747	79,367,849
		166,065,894

Electronic Equipment, Instruments & Components - 1.4%
Cognex Corp.	1,063,034	43,052,877
Zebra Technologies Corp. - Class A (a)	113,872	42,169,079
		85,221,956

Energy Equipment & Services - 1.8%
Baker Hughes Co.	3,173,984	114,739,522

Entertainment - 0.7%
Take-Two Interactive Software, Inc. (a)	279,421	42,949,802

Financial Services - 2.2%
Corpay, Inc. (a)	269,276	84,218,762
Shift4 Payments, Inc. - Class A (a)	588,411	52,133,214
		136,351,976

Food Products - 0.9%
Freshpet, Inc. (a)	394,245	53,920,889

Ground Transportation - 1.6%
Old Dominion Freight Line, Inc.	507,186	100,747,427

Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (a)	210,963	53,652,110
DexCom, Inc. (a)	824,756	55,291,643
IDEXX Laboratories, Inc. (a)	125,623	63,467,252
Inspire Medical Systems, Inc. (a)	197,762	41,737,670
		214,148,675

Health Care Providers & Services - 2.2%
Cencora, Inc.	601,541	135,394,848

Health Care Technology - 1.1%
Veeva Systems, Inc. - Class A (a)	320,201	67,200,584

Hotels, Restaurants & Leisure - 8.8%
Cava Group, Inc. (a)	249,918	30,952,344
DoorDash, Inc. - Class A (a)	398,896	56,934,426
DraftKings, Inc. - Class A (a)	2,718,355	106,559,516
Dutch Bros, Inc. - Class A (a)	1,524,236	48,821,279
Hyatt Hotels Corp. - Class A	485,488	73,891,274
Royal Caribbean Cruises Ltd.	665,410	118,017,118
Wingstop, Inc.	183,152	76,205,884
Wynn Resorts Ltd.	341,233	32,717,420
		544,099,261

Independent Power & Renewable Electricity Producers - 1.4%
Vistra Corp.	733,782	86,982,518

Industrial REITs - 0.7%
EastGroup Properties, Inc.	245,379	45,841,705

Insurance - 0.9%
Ryan Specialty Holdings, Inc.	800,472	53,143,336

Interactive Media & Services - 0.9%
Match Group, Inc. (a)	837,632	31,695,995
Pinterest, Inc. - Class A (a)	848,650	27,470,800
		59,166,795

IT Services - 1.3%
Gartner, Inc. (a)	157,542	79,835,984

Life Sciences Tools & Services - 2.7%
ICON PLC (a)	90,064	25,876,288
Medpace Holdings, Inc. (a)	135,844	45,344,727
Repligen Corp. (a)	181,887	27,068,423
West Pharmaceutical Services, Inc.	226,990	68,133,319
		166,422,757

Machinery - 3.8%
ITT, Inc.	101,331	15,149,998
Lincoln Electric Holdings, Inc.	325,634	62,528,241
Westinghouse Air Brake Technologies Corp.	854,924	155,399,535
		233,077,774

Media - 1.9%
The Trade Desk, Inc. - Class A (a)	1,057,227	115,924,940

Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	1,696,935	48,617,188
Permian Resources Corp.	5,154,388	70,151,220
		118,768,408

Personal Care Products - 0.2%
elf Beauty, Inc. (a)	144,824	15,790,161

Professional Services - 1.7%
Booz Allen Hamilton Holding Corp.	633,381	103,089,092

Real Estate Management & Development - 1.0%
CoStar Group, Inc. (a)	840,986	63,443,984

Semiconductors & Semiconductor Equipment - 6.2%
Entegris, Inc.	936,101	105,339,446
Marvell Technology, Inc.	1,287,904	92,883,636
Monolithic Power Systems, Inc.	120,747	111,630,602
Teradyne, Inc.	561,254	75,168,748
		385,022,432

Software - 12.0%
AppLovin Corp. - Class A (a)	266,686	34,815,857
Crowdstrike Holdings, Inc. - Class A (a)	169,779	47,617,916
Datadog, Inc. - Class A (a)	517,969	59,597,513
Dynatrace, Inc. (a)	959,805	51,320,773
Fair Isaac Corp. (a)	52,901	102,814,151
HubSpot, Inc. (a)	122,198	64,960,457
Nutanix, Inc. - Class A (a)	822,395	48,726,904
PTC, Inc. (a)	495,037	89,433,384
Synopsys, Inc. (a)	186,856	94,622,010
Tyler Technologies, Inc. (a)	179,855	104,984,961
Zoom Video Communications, Inc. - Class A (a)	671,132	46,804,746
		745,698,672

Specialty Retail - 5.1%
Carvana Co. (a)	292,528	50,932,050
Chewy, Inc. - Class A (a)	1,491,067	43,673,352
Floor & Decor Holdings, Inc. - Class A (a)	657,671	81,663,008
Ross Stores, Inc.	953,913	143,573,446
		319,841,856

Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage, Inc. - Class A (a)	569,597	28,616,553

Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	562,529	89,695,249

Trading Companies & Distributors - 3.5%
Core & Main, Inc. - Class A (a)	1,157,330	51,385,452
Ferguson Enterprises, Inc.	224,069	44,493,381
W.W. Grainger, Inc.	114,258	118,692,353
		214,571,186
TOTAL COMMON STOCKS (Cost $4,281,947,645)		6,205,278,620

TOTAL INVESTMENTS - 100.0% (Cost $4,281,947,645)		6,205,278,620
Other Assets in Excess of Liabilities - 0.0% (b)		36,209
TOTAL NET ASSETS - 100.0%		$6,205,314,829

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Eagle Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,205,278,620	$–	$–	$6,205,278,620
Total Investments	$6,205,278,620	$–	$–	$6,205,278,620

Refer to the Schedule of Investments for further disaggregation of investment categories.